Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 17, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Commitments [Line Items]
Advances from FHLB		$ 691	$ 1,112
COLI asset value		327
Value of guarantees on COLI		159
Capital Contributions
Other Commitments [Line Items]
Investment commitment		962	825
Athene Global Funding | Funding Agreements [Member]
Other Commitments [Line Items]
Interest sensitive contract liabilities		246	$ 250
Internal Revenue Service (IRS)
Other Commitments [Line Items]
Income tax examination, estimate of possible loss		120
Tax Year 2008 | Internal Revenue Service (IRS)
Other Commitments [Line Items]
Proposed disallowance of income tax deduction		191
Tax Year 2009 | Internal Revenue Service (IRS)
Other Commitments [Line Items]
Proposed disallowance of income tax deduction		154
Proposed decrease in net operating loss		16
Tax Year 2010 | Internal Revenue Service (IRS)
Other Commitments [Line Items]
Proposed disallowance of income tax deduction		76
Proposed decrease in net operating loss		16
Athene Global Funding | Senior Notes
Other Commitments [Line Items]
Total purchase commitment of senior secured medium term notes		$ 5,000
Subsequent Event | Athene Global Funding | Funding Agreements [Member]
Other Commitments [Line Items]
Funding agreements issued	$ 650